Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital Management
Regulatory Capital	$ 5,159,443	$ 3,629,737
Tier I	4,472,543	3,250,052
Common equity capital	4,045,444	2,940,941
Additional	427,099	309,111
Tier II	686,900	379,685
Risk weighted assets (RWA)	31,141,647	20,071,878
Credit risk (RWA CPAD)	22,364,039	14,771,860
Market risk (RWA MPAD)	1,196,138	46,080
Operational risk (RWA OPAD)	5,941,247	4,506,187
Payment services risk (RWA SP)	1,640,223	747,751
Minimum capital required	3,269,873	1,756,289
Excess margin	$ 1,889,570	$ 1,873,448
CET1 ratio	13.00%	14.70%
Tier 1 ratio	14.40%	16.20%
CAR	16.60%	18.10%